Share Capital And Equity Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 15, 2024 shares	Jun. 20, 2024 shares	Dec. 03, 2023 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($)	Jan. 23, 2025 USD ($) $ / shares	Jan. 01, 2023 USD ($) [1]
Disclosure Of Equity Compensation [Line Items]
Share capital				$ 1,619	$ 1,607	[1]			$ 1,350
Capital reserve				1,499,682	1,492,001	[1]			$ 1,058,361
Equity compensation expense				$ 7,229	$ 8,399		$ 2,602
Number of options granted | shares	30,000	1,225,000	1,740,000	1,225,000	1,740,000
Stock options exercisable | shares				0
Operating expenses				$ 60,369	$ 36,346		$ 105,309
Restricted Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares				1,913,000	1,241,000
Fair value of shares granted				$ 7,346	$ 13,543
Unrecognized compensation cost related to unvested share based compensation arrangements				6,969	4,794
Equity compensation expense				3,118	3,942
Stock Options
Disclosure Of Equity Compensation [Line Items]
Unrecognized compensation cost related to unvested share based compensation arrangements				$ 4,179	$ 6,637
Deferred Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares				203,000	357,000
Fair value of shares granted				$ 780	$ 2,386
Performance Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares				0	204,000
Unrecognized compensation cost related to unvested share based compensation arrangements				$ 412	$ 965
Equity compensation expense				$ 554	$ 4,488
Equity Incentive Plan
Disclosure Of Equity Compensation [Line Items]
Maximum percentage of common shares outstanding issuable				8.00%
Common shares issued | shares				0	525,000
Equity compensation expense				$ 3,285	$ 288
Equity Incentive Plan | Cashless Exercise Provision Stock Option Plan
Disclosure Of Equity Compensation [Line Items]
Number of Options, Exercised | shares				0	670,000
Events After Reporting Period | Lithium Argentina
Disclosure Of Equity Compensation [Line Items]
Nominal par value | $ / shares								$ 0.01
Share capital								$ 1,619
Capital reserve								$ 1,499,682

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.